Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations	12 Months Ended
Mar. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations	Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations

As discussed in Note 1, we met the criteria for classifying certain assets and liabilities of the Mid-Con and Gas Blending businesses as held for sale and the operations as discontinued. On January 3, 2020, we completed the sale of Mid-Con to a third-party. See Note 1 for a further discussion.

As discussed in Note 1, we met the criteria for classifying the assets and liabilities of TPSL as held for sale and the operations as discontinued. On September 30, 2019, we completed the sale of TPSL and associated assets to Trajectory for total consideration of $233.8 million and recorded a loss on disposal of $181.2 million during the nine months ended December 31, 2019. See Note 1 and Note 19 for a further discussion.

As discussed in Note 1, as of June 30, 2018, we met the criteria for classifying the assets, liabilities and redeemable noncontrolling interest of our Retail Propane segment as held for sale and the operations as discontinued. On March 30, 2018, we sold a portion of our Retail Propane segment to DCC for net proceeds of $212.4 million in cash, and recorded a gain on disposal of $89.3 million during the year ended March 31, 2018. On July 10, 2018, we completed the sale of virtually all of our remaining Retail Propane segment to Superior for net proceeds of $889.8 million in cash, and recorded a gain on disposal of $408.9 million during the year ended March 31, 2019. On August 14, 2018, we sold our previously held interest in Victory Propane. See Note 1 for a further discussion.

The following table summarizes the major classes of assets, liabilities and redeemable noncontrolling interest classified as held for sale at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Current Assets Held for Sale
Cash and cash equivalents	$—	$4,113
Accounts receivable-trade, net	164,716	252,136
Inventories	327,015	402,904
Prepaid expenses and other current assets	89,254	49,518
Total current assets held for sale	580,985	708,671
Noncurrent Assets Held for Sale
Property, plant and equipment, net	15,553	207,661
Goodwill	35,405	142,028
Intangible assets, net	137,446	279,395
Other noncurrent assets (1)	46,147	42,987
Total noncurrent assets held for sale	234,551	672,071
Total assets held for sale	$815,536	$1,380,742

Current Liabilities Held for Sale
Accounts payable-trade	$85,602	$79,432
Accrued expenses and other payables	140,691	92,845
Advance payments received from customers	460	13,327
Current maturities of long-term debt	—	2,550
Total current liabilities held for sale	226,753	188,154
Noncurrent Liabilities Held for Sale
Long-term debt, net	—	2,888
Other noncurrent liabilities	33	190
Total noncurrent liabilities held for sale	33	3,078
Total liabilities held for sale	226,786	191,232
Redeemable Noncontrolling Interest Held for Sale
Redeemable noncontrolling interest	—	9,927
Total liabilities and redeemable noncontrolling interest held for sale	$226,786	$201,159

(1)
Primarily comprised of tank bottoms, which are product volumes required for the operation of storage tanks, that are recorded at historical cost. We recover tank bottoms when the storage tanks are removed from service. At March 31, 2019 and 2018, tank bottoms held in third party terminals consisted of 389,737 barrels and 366,212 barrels of refined products, respectively. Tank bottoms held in terminals we own are included within property, plant and equipment (see Note 5).

The following table summarizes the results of operations from discontinued operations for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Revenues	$15,398,608	$10,474,860	$7,904,143
Cost of sales	15,338,614	10,418,447	7,681,429
Operating expenses	37,348	137,780	134,879
General and administrative expense	2,716	11,471	15,727
Depreciation and amortization	9,593	44,314	43,592
Gain on disposal or impairment of assets, net (1)	(407,608)	(88,194)	(196)
Operating income (loss) from discontinued operations	417,945	(48,958)	28,712
Equity in earnings (loss) of unconsolidated entities	1,183	425	(746)
Interest expense	(126)	(421)	(877)
Other income, net	837	1,930	1,244
Income (loss) from discontinued operations before taxes (2)	419,839	(47,024)	28,333
Income tax expense	(989)	(104)	(6)
Income (loss) from discontinued operations, net of tax	$418,850	$(47,128)	$28,327

(1)
Amount for the year ended March 31, 2019 includes a gain of $408.9 million on the sale of virtually all of our remaining Retail Propane segment to Superior on July 10, 2018, partially offset by a loss of $1.3 million on the sale of a portion of our Retail Propane segment to DCC on March 30, 2018 related to a working capital adjustment.

(2)
Amounts include income (loss) attributable to redeemable noncontrolling interests. Loss attributable to redeemable noncontrolling interest was $0.4 million for the year ended March 31, 2019 and income attributable to redeemable noncontrolling interest was $1.0 million for the year ended March 31, 2018.

Continuing Involvement

As of March 31, 2019, we have commitments to sell up to 7.4 million gallons of propane, valued at $5.7 million (based on the contract price) to Superior and DCC, the purchasers of our former Retail Propane segment, through March 2020. During the year ended March 31, 2019, we received a combined $84.2 million from Superior and DCC for propane sold to them during the period.